To be filed via EDGAR with the Securities and Exchange Commission on
November 18, 2011
Reg. No. 811-09150 File No.
333-62893

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 24 ☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 26

THE INDUSTRY LEADERS FUND

 (Exact Name of Registrant as Specified in Charter)

175 Oak Ridge Avenue - Box 80
Summit, New Jersey 07901-0080
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-866-280-1952

Laura Anne Corsell, Esq.
Montgomery, McCracken, Walker & Rhoads

123 South Broad Street

Avenue of the Arts

Philadelphia PA 19109

(Name and Address of Agent for Service)

Copy to:
Gerald P. Sullivan
The Industry Leaders Fund
175 Oak Ridge Avenue - Box 80
Summit, New Jersey 07901-0800

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒ Immediately upon filing pursuant to paragraph (b)

☐ on                 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on [date] pursuant to paragraph (a)(1) of rule 485

☐ 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

☐ on                 pursuant to paragraph (a)(2) of Rule 485

☐ on                        pursuant to paragraph (a)(3) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Summit, and the State of New Jersey on this 18th day of November, 2011.

THE INDUSTRY LEADERS(R) FUND

(Registrant)

By:	/s/ Gerald P. Sullivan
Gerald P. Sullivan
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard Wellbrock	Chairman of the Board and Trustee	November 18, 2011
Richard Wellbrock

/s/ Chris Landsberg	Trustee	November 18, 2011
Chris Landsberg

/s/ Brendan Sachtjen	Trustee	November 18, 2011
Brendan Sachtjen

/s/ Peter P. Schaffer	Trustee	November 18, 2011
Peter P. Schaffer

/s/ Robert Wellbrock	Trustee	November 18, 2011
Robert Wellbrock

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase